UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2011

California Tax-Free Income Fund
As of 8-31-11 (Unaudited)

	Maturity		Par value
	Rate	date		Value

Municipal Bonds 96.62%				$246,938,594

(Cost $243,768,541)

California 88.90%				227,214,013

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08/15/38	$1,000,000	979,640
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,059,400
Anaheim Certificates of Participation
Convention Center (D)(P)	11.647	07/16/23	2,000,000	2,016,520
Anaheim Public Financing Authority
Public Improvement Project, Series C (D)	Zero	09/01/18	3,000,000	2,223,210
Antioch Public Financing Authority, Series B	5.850	09/02/15	1,130,000	1,131,808
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,145,950
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,378,094
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	3,832,650
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	4,590,000	4,173,733
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	850,000	702,874
California Educational Facilities Authority
College and University Financing Project	5.000	02/01/26	4,525,000	3,769,099
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,619,424
California Educational Facilities Authority
Woodbury University	5.000	01/01/30	2,000,000	1,713,660
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,464,050
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,029,060
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,130,460
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	997,080
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,142,960
California Infrastructure & Economic Development Bank
J. David Gladstone Institute Project	5.250	10/01/34	1,000,000	1,000,060
California Infrastructure & Economic Development Bank
Performing Arts Center	5.000	12/01/27	500,000	514,005
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,035,280
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,306,000
California State Public Works Board
Department of Corrections, Series C	5.500	06/01/18	5,000,000	5,315,000
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,143,040
California State University Revenue
College and University Revenue, Series A	5.250	11/01/34	1,000,000	1,035,650
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	2,000,000	2,009,940

1

California Tax-Free Income Fund
As of 8-31-11 (Unaudited)

		Maturity	Par value
	Rate	date		Value

California (continued)

California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	$1,700,000	$1,821,125
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	2,000,000	1,993,940
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,186,630
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	1,925,025
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,080,040
Capistrano Unified School District
No. 90-2 Talega	5.875	09/01/23	500,000	506,900
Capistrano Unified School District
No. 90-2 Talega	6.000	09/01/33	750,000	751,538
Center Unified School District, Series C (D)	Zero	09/01/16	2,145,000	1,815,464
Chula Vista Redevelopment Agency, Series B	5.250	10/01/27	1,250,000	1,048,200
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,358,270
Contra Costa County Public Financing Authority,
Series A (D)	5.000	06/01/28	1,230,000	1,230,098
Corona Community Facilities District No. 97-2	5.875	09/01/23	1,095,000	1,097,321
East Side Union High School District-Santa Clara
County (D)	5.250	09/01/24	2,500,000	2,866,400
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	909,640
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/25	6,615,000	2,794,044
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/36	30,000,000	5,369,700
Fresno Sewer Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,133,840
Fullerton Community Facilities District No: 1	6.200	09/01/32	1,000,000	1,013,900
Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A-1	6.250	06/01/33	1,850,000	2,002,643
Golden State Tobacco Securitization Corp.
Series A (D)	5.000	06/01/35	10,000,000	9,130,700
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,179,600
Irvine Mobile Home Park Revenue
Meadow Mobile Home Park, Series A	5.700	03/01/28	3,975,000	3,767,545
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,056,730
Laguna-Salada Union School District, Series C (D)	Zero	08/01/26	1,000,000	445,800
Lancaster School District
School Improvements (D)	Zero	04/01/19	1,730,000	1,277,657
Lancaster School District
School Improvements (D)	Zero	04/01/22	1,380,000	807,604
Lee Lake Water District Community Facilities District No:
2 Montecito Ranch	6.125	09/01/27	1,200,000	1,203,504
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,211,657
Long Beach Special Tax Community
Community Facilities, District 6	6.250	10/01/26	2,500,000	2,445,000
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,535,240
Los Angeles Community Facilities District No: 3
No. 3 Cascades Business Park	6.400	09/01/22	655,000	658,544
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	2,500,000	2,650,975
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	2,596,200
New Haven Unified School District, Series B (D)	Zero	08/01/22	14,200,000	7,860,836

2

California Tax-Free Income Fund
As of 8-31-11 (Unaudited)

	Maturity		Par value
	Rate	date		Value

California (continued)

Northern California Power Agency
California - Oregon Transportation Project, Series A (D)	7.000	05/01/13	$70,000	$74,350
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,570,000	1,562,244
Oxnard Community Facilities District: No. 3 Seabridge	5.000	09/01/35	1,490,000	1,243,882
Paramount Unified School District, Series B (D)	Zero	09/01/25	4,735,000	2,102,766
Pasadena California Certificates Participation Refunding
Old Pasadena Parking Facility Project	6.250	01/01/18	700,000	806,876
Rancho Santa Fe Community Services District No: 01	6.700	09/01/30	1,000,000	1,000,000
Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,565,000	1,240,763
Riverside County Asset Leasing Corp.
Health, Hospital & Nursing Home Improvements,
Series A	6.500	06/01/12	355,000	363,864
San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	477,131
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	6,910,000	7,257,020
San Bruno Park School District
School Improvements, Series B (D)	Zero	08/01/21	1,015,000	626,082
San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	1,000,000	971,230
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	986,390
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,317,298
San Diego Redevelopment Agency
Public Improvements, Series B	Zero	09/01/17	1,600,000	1,164,896
San Diego Redevelopment Agency
Public Improvements, Series B	Zero	09/01/18	1,700,000	1,141,618
San Diego Unified School District, Election of 1998,
Series A (D)	Zero	07/01/21	2,500,000	1,593,150
San Francisco City & County Redevelopment Agency
Community Facilities, District No. 6, Series A	6.000	08/01/25	2,500,000	2,501,525
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission
Bay South, Series A	5.150	08/01/35	1,250,000	1,037,325
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08/01/41	1,000,000	1,046,190
San Francisco City & County Redevelopment Financing
Authority Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,016,460
San Francisco City & County Redevelopment Financing
Authority San Francisco Redevelopment Projects,
Series B	6.625	08/01/39	700,000	736,204
San Francisco State Building Authority, Series A	5.000	10/01/13	1,350,000	1,385,572
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	2,980,477
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/14	5,000,000	4,923,700
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/22	6,500,000	4,797,910
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	4,341,850
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	1,980,546

3

California Tax-Free Income Fund
As of 8-31-11 (Unaudited)

	Maturity		Par value
	Rate	date		Value

California (continued)

Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	$1,790,000	$1,974,853
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/24	10,000,000	11,048,800
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D)	Zero	09/01/20	1,275,000	779,204
Santaluz Community Facilities District No: 2
Improvement Area No. 1	6.375	09/01/30	1,485,000	1,489,589
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	1,979,240
State of California (D)	4.750	04/01/29	6,000,000	6,000,900
State of California
Public Improvements	5.125	04/01/23	2,000,000	2,122,000
State of California
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	5,768,100
State of California
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,097,780
Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	2,005,060
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,091,060
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	2,139,000	2,198,871
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,380,280

Puerto Rico 7.72%				19,724,581

Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,776,820
Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	3,000,000	2,953,470
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	1,195,013
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	1,931,055
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	190,000	168,021
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Z (D)	6.250	07/01/14	3,250,000	3,614,357
Puerto Rico Industrial Tourist Education Medical &
Environment Authority, Hospital de la Concepcion	6.500	11/15/20	500,000	504,555
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,581,290

Total investments (Cost $243,768,541)† 96.62%				$246,938,594

Other assets and liabilities, net 3.38%				$8,645,050

Total net assets 100.00%				$255,583,644

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

4

California Tax-Free Income Fund
As of 8-31-11 (Unaudited)

(D) Bond is insured by one of these companies:

Insurance coverage	As a percentage of total investments

Ambac Financial Group, Inc.	3.07%
Assured Guaranty Corp.	0.43%
Assured Guaranty Municipal Corp.	8.28%
California Mortgage Insurance	0.40%
Financial Guaranty Insurance Corp.	3.70%
National Public Finance Guarantee Corp.	21.11%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $242,005,260. Net unrealized appreciation aggregated $4,933,334, of which $14,844,127 related to appreciated investment securities and $9,910,793 related to depreciated investment securities.

The Fund has the follow sector composition as of 8-31-11 (as a percentage of total net assets):

General Obligation	19%
Revenue Bonds
Facilities	20%
Transportation	12%
Tobacco	10%
Education	7%
Health Care	6%
Housing	2%
Pollution	1%
Utilities	1%
Water & Sewer	1%
Other Revenue	18%
Short-term and other	3%

5

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended August 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 8/11
10/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 20, 2011